Contents of Significant Accounts - Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	$ 29,779,476		$ 24,822,224	$ 25,474,238
Labor and health insurance	1,514,696		1,306,608	1,259,227
Pension	1,517,727		1,428,158	1,407,741
Other employee Benefit expenses	396,696		427,989	401,129
Depreciation	45,895,958		46,910,627	49,776,307
Amortization	2,744,383	$ 97,734	2,216,654	2,100,130
Operating costs [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	20,367,325		17,109,432	17,694,175
Labor and health insurance	1,061,848		911,037	882,671
Pension	1,138,429		1,066,877	1,065,176
Other employee Benefit expenses	274,838		303,358	289,395
Depreciation	43,969,732		45,068,673	47,086,993
Amortization	895,732		848,214	880,967
Operating expenses [member]
Disclosure Of Operating Costs And Expenses [Line Items]
Salaries	9,412,151		7,712,792	7,780,063
Labor and health insurance	452,848		395,571	376,556
Pension	379,298		361,281	342,565
Other employee Benefit expenses	121,858		124,631	111,734
Depreciation	1,926,226		1,841,954	2,689,314
Amortization	$ 1,848,651		$ 1,368,440	$ 1,219,163